Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.9%
California — 93 .9%
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5 .00% , 06/01/33 ........... $ 11,900,987
5,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 08/15/33 ........... 5,869,204
2,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/01/49 ........... 2,204,156
680,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/26 ........... 705,845
1,130,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/27 ........... 1,199,423
4,715,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/28 ........... 5,112,866
1,020,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/29 ........... 1,126,066
1,000,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 1,161,435
8,200,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/33 ........... 9,656,875
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5 .00% , 10/01/35 ........... 2,329,265
Principal
Amount Value
California (continued)
$ 2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
4 .00% , 10/01/38 ........... $ 2,113,789
1,950,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/28 ........... 2,115,438
1,500,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/33 ........... 1,753,317
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4 .00% , 07/15/42 ........... 3,649,464
3,825,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
5 .11% , 04/01/25 ........... 3,822,126
2,750,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
4 .99% , 04/01/31 ........... 2,801,610
5,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/47 ........... 5,077,450
975,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/25 ........... 988,791
325,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/26 ........... 336,728
4,550,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/40 ........... 5,229,447
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/26 ........... 1,312,354
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/27 ........... 1,171,383

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/28 ........... $ 2,580,866
3,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/30 ........... 3,386,109
1,750,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/34 ........... 2,030,448
2,000,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5 .00% , 02/01/31 ........... 2,275,967
1,500,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5 .00% , 02/01/32 ........... 1,734,614
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% , 05/15/32 ........... 2,745,633
5,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/40 ........... 5,438,465
3,515,000 City of San Francisco CA Public
Utilities Commission Water
Refunding Revenue Bonds, Sub-
Series S,
5 .00% , 11/01/31 ........... 4,056,366
1,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5 .00% , 11/01/29 ........... 1,115,866
2,910,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5 .00% , 11/01/30 ........... 3,302,929
3,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5 .00% , 11/01/31 ........... 3,462,048
2,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5 .00% , 11/01/32 ........... 2,336,065
Principal
Amount Value
California (continued)
$ 2,500,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/24 ........... $ 2,500,000
3,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/25 ........... 3,323,619
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/26 ........... 2,091,316
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/27 ........... 1,708,633
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/28 ........... 2,129,949
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/29 ........... 1,116,805
5,220,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 5,235,468
5,220,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 5,246,458
1,700,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 1,948,385
1,500,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/43 ........... 1,712,300
1,000,000 Foothill-De Anza Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/24 ........... 1,000,000
5,485,000 Foothill-De Anza Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/25 ........... 5,609,246
1,450,000 Fremont Union High School District
School Improvements GO, Series
2018,
5 .00% , 08/01/25 ........... 1,481,978
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5 .00% , 08/01/29 (a) ......... 1,100,000
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/24 ........... 5,000,000

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/27 ........... $ 5,345,447
3,000,000 Los Angeles Community College
District University & College
Improvements GO, Series B,
4 .78% , 08/01/27 ........... 3,028,034
5,000,000 Los Angeles Department of Water &
Power Water System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 07/01/36 ........... 5,928,982
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/26 ........... 5,205,175
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,328,533
2,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series D,
5 .00% , 07/01/47 ........... 2,206,364
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5 .00% , 08/01/35 ........... 1,165,609
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 02/01/34 ........... 3,000,622
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5 .00% , 08/01/24 ........... 1,100,000
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5 .00% , 08/15/30 ........... 1,127,964
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5 .00% , 08/15/36 ........... 2,241,990
Principal
Amount Value
California (continued)
$ 1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/38 ........... $ 1,177,547
1,400,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/39 ........... 1,639,973
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/40 ........... 1,159,142
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5 .00% , 04/01/28 ........... 1,082,196
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5 .00% , 05/01/28 ........... 10,517,799
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5 .00% , 05/01/29 ........... 3,192,876
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5 .00% , 05/01/31 ........... 2,174,064
2,500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5 .00% , 05/01/32 ........... 2,707,915
12,530,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
C,
5 .35% , 05/01/25 ........... 12,556,265

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5 .00% , 05/01/29 ........... $ 2,128,584
5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series C,
5 .00% , 05/01/46 ........... 5,099,256
5,700,000 San Francisco City & County Public
Utilities Commission Wastewater
Advance Refunding Revenue
Bonds, Series B,
4 .81% , 10/01/32 ........... 5,771,541
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/36 ........... 1,162,980
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/38 ........... 1,907,089
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/36 ........... 1,162,540
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/37 ........... 1,158,232
1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/42 ........... 1,216,333
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5 .00% , 08/01/24 ........... 1,000,000
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/42 ........... 2,242,322
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/43 ........... 2,231,680
Principal
Amount Value
California (continued)
$ 1,150,000 State Center Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/24 ........... $ 1,150,000
5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/47 ........... 5,505,968
2,000,000 State of California Current Refunding
GO,
5 .00% , 11/01/27 ........... 2,135,298
10,000,000 State of California Current Refunding
GO,
5 .00% , 11/01/30 ........... 11,246,001
5,000,000 State of California Current Refunding
GO,
5 .00% , 10/01/36 ........... 5,764,512
2,000,000 State of California Current Refunding
GO,
5 .00% , 08/01/24 ........... 2,000,000
2,645,000 State of California Current Refunding
GO,
5 .00% , 10/01/27 ........... 2,819,467
5,770,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 6,647,248
3,000,000 State of California Current Refunding
GO, Group C,
5 .00% , 08/01/27 ........... 3,029,418
5,000,000 State of California Current Refunding
GO, Series B,
5 .00% , 10/01/24 ........... 5,016,726
10,140,000 State of California Multi Utility
Improvements GO,
5 .00% , 10/01/25 ........... 10,389,752
5,000,000 State of California Refunding GO,
5 .00% , 10/01/26 ........... 5,015,241
5,000,000 State of California Water Utility
Improvements GO,
6 .00% , 03/01/33 ........... 5,516,582
10,000,000 State of California Water Utility
Improvements GO,
5 .00% , 04/01/28 ........... 10,761,017
10,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5 .00% , 05/15/34 ........... 11,709,843
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BV,
5 .00% , 05/15/35 ........... 5,914,583

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 3,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... $ 3,468,511
Total Municipal Bonds
(Cost $341,285,798)
342,364,773
CORPORATE BONDS — 0.5%
United States — 0 .5%
2,000,000 Stanford Health Care, Series 2020,
3 .31% , 08/15/30 ........... 1,865,256
Total Corporate Bonds
(Cost $2,000,000)
1,865,256
U.S. GOVERNMENT SECURITIES — 3.0%
U.S. Treasury Notes — 3 .0%
6,000,000 4 .38% , 10/31/24 ............... 5,985,375
5,000,000 4 .25% , 10/15/25 ............... 4,979,102
Total U.S. Government Securities
(Cost $10,993,433)
10,964,477
Shares
INVESTMENT COMPANY — 4.2%
15,376,490 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class ,
5 .20% (b) ................. 15,376,490
Total Investment Company
(Cost $15,376,490)
15,376,490
TOTAL INVESTMENTS — 101.6%
(Cost $369,655,721)
$ 370,570,996
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.6)%
(5,923,611)
NET ASSETS — 100.0%
$ 364,647,385
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) The rate shown represents the current yield as of July 31, 2024.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 93 .9%
Other
*
...................................... 6 .1
100 .0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.